Supplement Dated July 22, 2010 to Your Prospectus

Effective immediately, under the “Investment Objective” table, the information for the Hartford SmallCap Growth HLS Fund is deleted and replaced with the following:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford SmallCap Growth HLS Fund — Class IA	Seeks long-term capital appreciation.	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

This supplement should be retained with the Prospectus for future reference.

HV-8047